BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of reconciliation of common stock reflected in the unaudited condensed consolidated balance sheet

Gross proceeds	$126,500,000
Less:
Proceeds allocated to Public Warrants	(15,180,000)
Issuance costs allocated to common stock	(933,989)
Plus:
Accretion of common stock to redemption amount	18,011,489
Common stock subject to possible redemption at December 31, 2021	128,397,500
Less:
Redemption of common stock by stockholders	(97,194,950)
Plus:
Accretion of common stock to redemption amount	503,812
Common stock subject to possible redemption at September 30, 2022	$31,706,363

As of December 31, 2021, the common stock reflected in the balance sheet is reconciled in the following table:

Gross proceeds	$126,500,000
Less:
Proceeds allocated to Public Warrants	(15,180,000)
Issuance costs allocated to common stock	(933,989)
Plus:
Accretion of carrying value to redemption value	18,011,489
Common stock subject to possible redemption	$128,397,500

Schedule of information needed to compute basic and diluted earnings per share

	For the Three Months	For the Three Months	For the Nine Months	For the Nine Months
	Ended	Ended	Ended	Ended
	September	September 30,	September 30,	September 30,
	30, 2022	2021	2022	2021
Basic and diluted net income (loss) per share:
Numerator:
Net income (loss)	$(1,919,615)	$2,690,543	$(1,298,108)	$2,689,709
Denominator:
Basic weighted average shares outstanding	10,307,037	9,453,125	13,957,179	5,008,929
Basic net income (loss) per share	$(0.19)	$0.28	$(0.09)	$0.54
Diluted weighted average shares outstanding	10,307,037	9,672,826	13,957,179	5,356,456
Diluted net income (loss) per share	$(0.19)	$0.28	$(0.09)	$0.50

		For the period
		from June 23,
		2020 (inception)
	For the year	through
	ended December 31,	December 31,
	2021	2020
Basic and diluted net income (loss) per share:
Numerator:
Net income (loss)	$1,910,487	$(1,000)
Denominator:
Basic weighted average shares outstanding	7,732,021	2,750,000
Basic net income (loss) per common share	$0.25	$(0.00)
Diluted weighted average shares outstanding	7,991,952	2,750,000
Diluted net income (loss) per common share	$0.24	$(0.00)